Related Party Transactions - Transactions and balances with OneLNG and Subsidiaries (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017
Related Party Transaction [Line Items]
Due from (to) related party	$ 10,514		$ 14,004
OneLNG
Related Party Transaction [Line Items]
Due from (to) related party	10,912		7,898
OneLNG | Management and administrative services revenue
Related Party Transaction [Line Items]
Related party revenues	1,399	$ 2,708
OneLNG | Trading Balances Due from OneLNG
Related Party Transaction [Line Items]
Impairment of related party transaction	10,000
Due from (to) related party	$ 10,912		$ 7,898